Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Property and Equipment

6. Property and Equipment

Property and equipment are summarized as follows:

	As of December 31,
	2023	2022
Office equipment and computers	$1,744	$1,744
Furniture and fixtures	166	240
	1,910	1,984
Less accumulated depreciation and amortization	(1,582)	(1,249)
Net property and equipment	$328	$735

Depreciation and amortization expense for the years ended December 31, 2023 and 2022 was $352 and $539, respectively. Impairment charges for property and equipment for the years ended December 31, 2023 and 2022 of $55 and $0, respectively, have been recorded on the consolidated statements of operations.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Property and Equipment

Note 2 – Property and Equipment

Property and equipment consist of the following:

($ in thousands)	March 31, 2024	December 31, 2023	Depreciable Life - Years

Land	$26	$26	-
Buildings and building improvements	861	861	7-38
Machinery and equipment	379	324	1-6
Transportation equipment	232	232	4
Office equipment and software	5,919	5,617	1-6
Construction in progress	3,457	3,080	-
Total cost	10,874	10,140
Accumulated depreciation	(1,308)	(1,012)
Property and equipment, net	$9,566	$9,128

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

The Company recorded depreciation expense of $296 thousand and $190 thousand and in the three months ended March 31, 2024 and 2023, respectively.

Note 3 – Property and Equipment

Property and equipment consist of the following as of December 31:

($ in thousands)	2023	2022	Depreciable Life - Years

Land	$26	$26	-
Buildings and building improvements	861	797	7-38
Machinery and equipment	324	331	1-6
Transportation equipment	232	306	4
Office equipment and software	5,617	1,428	1-6
Station equipment	-	390	5
Construction in progress	3,080	738	-
Total cost	10,140	4,016
Accumulated depreciation	(1,012)	(300)
Property and equipment, net	$9,128	$3,716

The Company recorded depreciation expense of $805 thousand in 2023. The Company did not record any depreciation expense in 2022 as the property and equipment was contributed by a related party on December 31, 2022